Trade Accounts Receivable - Tabular Disclosure of Impairment Loss Reversal of Impairment Loss on Trade Receivables (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Initial balance	S/ 45,298	S/ 38,589	S/ 44,830
Additions	42,413	6,979	5,255
Recovery	(1,558)	(1,295)	(6,835)
Write-off	(671)	(2,781)	(2,828)
Exchange difference	(3,418)	3,806	(1,833)
Final balance	S/ 82,064	S/ 45,298	S/ 38,589